Financial risk management - Maturity analysis for derivatives (Details) - Derivatives - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives	₩ 123,513	₩ 879,379
Less than 1 month
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives	380,609	419,951
1~3 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives	23,508	29,829
3~6 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives	11,867	75,483
6 months ~ 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives	23,099	149,274
1~5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives	(363,034)	103,770
More than 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives	₩ 47,464	₩ 101,072